Share-based compensation - Summary of Weighted Average Assumptions of RSU Plan Units Under Equity Method (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected forfeiture rate	0.30%	0.50%
Restricted share unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average fair value of RSUs granted (per RSU)	$ 10.59	$ 1.99
Expected life of RSUs (years)	2.9	1.0
Expected forfeiture rate	0.50%